Financial investments	3 Months Ended
Mar. 31, 2024
Financial Investments
Financial investments

7	Financial investments

The Company has financial investments in CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below:

	March 31, 2024	December 31, 2023
Banco BV	329,380	322,240
Banco Bradesco S/A	657,631	643,445
Banco BTG Pactual S/A	459,170	449,241
Banco do Brasil S/A	2,726,410	1,011,826
	4,172,591	2,426,752

As of March 31, 2024, the average yield of the financial investments corresponded to 103.3% of CDI (103.3% as of December 31, 2023).